------------------------------
BAILLIE GIFFORD INTERNATIONAL
EQUITY FUND
Annual Report
December 31, 2002

INDEX                                  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

                                                                     PAGE NUMBER

Schedule of Porfolio Investments                                         1-4

Industry Diversification Table                                            5

Statement of Assets and Liabilities                                       6

Statement of Operations                                                   7

Statements of Changes in Net Assets                                       8

Financial Highlights

              Selected Data for Class I                                   9

              Selected Data for Class III                                10

Notes to Financial Statements                                          11 - 15

Report of Independent Accountants                                        16

Management of the Trust                                                17 - 18

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002                    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                            SHARES          U.S.$ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  - 95.1%
AUSTRALIA - 3.8%
Amcor, Ltd                                         271,666       $   1,298,747
Australia and New Zealand Banking Group, Ltd.      222,800           2,176,688
BHP Billiton, Ltd.                                 541,072           3,092,449
Foster's Group, Ltd.                               482,700           1,223,126
National Australia Bank, Ltd.                      135,243           2,417,909
The News Corp., Ltd.                               132,700             857,816
Woolworths, Ltd.                                   189,800           1,218,379
                                                                 ---------------
                                                                    12,285,114
                                                                 ---------------

DENMARK - 1.0%
Danske Bank A/S                                    200,696           3,317,336
                                                                 ---------------

FINLAND - 1.8%
Nokia Oyj                                          369,390           5,872,871
                                                                 ---------------


FRANCE - 10.1%
Essilor International SA                            69,050           2,844,173
France Telecom SA (a)                              115,650           2,024,391
L' Oreal SA                                         50,850           3,871,516
Orange SA (a)                                      399,830           2,765,117
Pernod-Ricard SA (a)                                38,390           3,718,540
Sanofi-Synthelabo SA                               160,310           9,799,620
TotalFinaElf SA                                     52,030           7,431,297
                                                                 ---------------
                                                                    32,454,654
                                                                 ---------------
GERMANY - 4.2%
Deutsche Boerse AG                                  77,200           3,078,602
Gehe AG                                             55,070           2,132,525
Porsche AG                                           9,976           4,145,762
SAP AG                                              52,630           4,171,075
                                                                 ---------------
                                                                    13,527,964
                                                                 ---------------
HONG KONG - 1.3%
Cheung Kong (Holdings), Ltd.                       210,000           1,366,626
Hang Seng Bank, Ltd.                                61,800             657,750
Hutchison Whampoa, Ltd.                            171,000           1,070,066
Johnson Electric Holdings, Ltd.                    574,000             629,321
Legend Holdings, Ltd.                            1,130,000             376,744
                                                                 ---------------
                                                                     4,100,507
                                                                 ---------------
IRELAND - 2.6%
CRH Plc                                            338,360           4,189,997
Ryanair Holdings Plc. (a)                          471,910           3,342,840
Ryanair Holdings Plc. ADR (a)                       22,290             872,876
                                                                 ---------------
                                                                     8,405,713
                                                                 ---------------
ITALY - 4.7%
Eni SpA                                            437,080           6,949,063
Riunione Adriatica di Sicurta SpA                  357,880           4,356,604
Saipem SpA (a)                                     589,520           3,940,857
                                                                 ---------------
                                                                    15,246,524
                                                                 ---------------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 1

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002                    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                            SHARES          U.S.$ VALUE
--------------------------------------------------------------------------------

JAPAN - 17.7%

Bridgestone Corp.                                  244,000       $   3,022,499
Canon, Inc.                                         73,000           2,749,726
East Japan Railway Co.                                 585           2,903,556
Fuji Photo Film Co., Ltd.                          118,000           3,848,150
Hitachi, Ltd.                                      554,000           2,124,126
ITO- Yokado Co., Ltd                                68,000           2,005,562
JFE  Holdings, Inc. (a)                            260,300           3,160,801
Kao Corp.                                          125,000           2,743,954
Kyocera Corp.                                       37,600           2,189,399
Mitsui & Co., Ltd.                                 474,000           2,212,825
Mitsui Sumitomo Insurance Co., Ltd.                479,000           2,203,876
Nintendo Co., Ltd.                                  30,100           2,812,918
Nippon Telegraph and Telephone Corp. (NTT)             628           2,280,846
NTT DoCoMo, Inc.                                     1,884           3,476,835
Promise Co., Ltd.                                   39,000           1,390,158
Rohm Co., Ltd.                                      32,400           4,125,423
Shin-Estu Chemical Co.                              66,800           2,189,703
Sumitomo Chemical Co., Ltd.                        835,000           3,300,034
Takeda Chemical Industries, Ltd.                    71,000           2,967,557
Toyota Motor Corp.                                 169,000           4,542,934
UFJ Holdings, Inc.                                     815             824,134
                                                                 ---------------
                                                                    57,075,016
                                                                 ---------------
NETHERLANDS - 2.7%

ASML Holding NV (a)                                256,900           2,146,001
Reed Elsevier NV                                   264,100           3,228,844
Verenigde Nederlandse Uitgeversbedrijven NV        123,350           3,216,757
                                                                 ---------------
                                                                     8,591,602
                                                                 ---------------

NEW ZEALAND - 0.3%
Telecom Corp., Ltd.                                350,700             830,982
                                                                 ---------------


PORTUGAL - 3.9%

Brisa - Auto Estradas de Portugal SA             1,249,500           6,923,455
Portugal Telecom, SGPS SA                          848,700           5,833,755
                                                                 ---------------
                                                                    12,757,210
                                                                 ---------------

RUSSIA - 0.5%

YUKOS-ADR                                           12,100           1,705,247
                                                                 ---------------

SINGAPORE - 0.5%

Singapore Airlines, Ltd.                            84,000             493,975
Venture Corp., Ltd.                                150,000           1,202,076
                                                                 ---------------
                                                                     1,696,051
                                                                 ---------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 2

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002                    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                            SHARES          U.S.$ VALUE
--------------------------------------------------------------------------------

SPAIN - 2.9%
Altadis SA                                         268,040       $   6,115,216
Banco Popular Espanol SA                            78,550           3,212,397
                                                                 ---------------
                                                                     9,327,613
                                                                 ---------------
SWEDEN - 1.6%
Atlas Copco AB, Class B                            194,710           3,452,503
Telefonaktiebolaget LM Ericsson                  2,218,800           1,553,336
                                                                 ---------------
                                                                     5,005,839
                                                                 ---------------
SWITZERLAND - 7.5%
Adecco SA                                           61,270           2,401,702
Holcim, Ltd., Class B                               23,740           4,309,496
Nestle SA                                           17,356           3,677,810
Novartis AG                                        210,640           7,685,534
Swiss Re                                            94,180           6,177,859
                                                                 ---------------
                                                                    24,252,401
                                                                 ---------------


TAIWAN - 0.4%

Taiwan Semiconductor Manufacturing Co,
  Ltd. ADR (a)                                     186,400           1,314,120
                                                                 ---------------


UNITED KINGDOM - 27.6%
AstraZeneca Plc.                                   106,000           3,788,152
Aviva Plc.                                         204,000           1,459,723
Barclays Plc.                                      564,000           3,495,493
BG Group Plc.                                      501,500           2,155,514
BP Plc. (a)                                      1,405,000           9,657,679
British American Tobacoo Plc.                      314,300           3,139,458
British Sky Broadcasting Group Plc.                239,000           2,458,484
Capita Group  Plc.                                 357,000           1,419,495
Compass Group Plc.                                 532,000           2,826,143
Debenhams Plc.                                     381,100           1,697,834
Diageo Plc.                                        529,000           5,748,149
Electrocomponents Plc.                             206,000             951,739
GlaxoSmithKline Plc.                               661,312          12,689,696
Hanson Plc.                                        304,000           1,345,782
HSBC Holdings Plc.                                 447,000           4,939,882
Imperial Tobacco Group Plc.                        341,300           5,779,903
Lloyds TSB Group Plc.                              431,000           3,094,430
Man Group Plc.                                     147,000           2,098,986
Prudential Plc.                                    130,000             916,613
Royal Bank of Scotland Group Plc.                  220,000           5,269,800
Standard Chartered Plc.                            239,000           2,716,259
The Sage Group Plc.                                336,000             719,382
Vodafone Group Plc.                              5,975,000          10,892,929
                                                                 ---------------
                                                                    89,261,525
                                                                 ---------------
TOTAL COMMON STOCKS
  (cost $373,572,275)                                              307,028,289
                                                                 ---------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 3

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002                    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                            SHARES          U.S.$ VALUE
--------------------------------------------------------------------------------


MUTUAL FUNDS -4.8%

UNITED KINGDOM - 4.8%
Baillie Gifford Japanese Smaller Cos. Fund         804,548       $   8,470,291
Baillie Gifford Emerging Markets Growth Fund     5,255,499           7,204,738
                                                                 ---------------
                                                                    15,675,029
                                                                 ---------------
TOTAL MUTUAL FUNDS
  (cost $20,745,930)                                                15,675,029
                                                                 ---------------

TOTAL INVESTMENTS - 99.9%
  (cost $394,318,205)                                              322,703,318
Other assets less liabilities - 0.1%                                   206,058
                                                                 ---------------
 NET ASSETS - 100%                                               $ 322,909,376
                                                                 ===============








THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 4

INDUSTRY DIVERSIFICATION
DECEMBER 31, 2002                      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================


                                                                   % OF TOTAL
                                              US$ VALUE            NET ASSETS
                                           ---------------       ---------------

Automobiles & Parts                        $    11,711,195                3.6%
Banks                                           35,200,680               10.9
Beverages                                        9,466,689                2.9
Chemicals                                        5,489,737                1.7
Construction & Building Materials                9,845,275                3.1
Diversified Industrials                          1,070,066                0.3
Electricity                                        629,321                0.2
Electronic & Electrical Equipment                6,141,201                1.9
Engineering & Machinery                          3,452,503                1.1
Food & Drug Retailers                            1,218,379                0.4
Food Producers & Processors                      3,677,810                1.1
Information Technology Hardware                 16,198,501                5.0
Insurance                                       12,738,339                3.9
Leisure, entertainment & hotel                   6,862,187                2.1
Life Assurance                                   2,376,336                0.7
Manufacturing                                    2,844,173                0.9
Media & Photography                             10,393,294                3.2
Mining & Metals                                  8,466,075                2.6
Oil & Gas                                       31,839,657                9.9
Open-Ended Investment Cos                       15,675,029                4.9
Personal Care & Household Products               6,615,470                2.0
Pharmaceuticals                                 39,063,084               12.1
Publishing                                       3,216,757                1.0
Real Estate                                      1,366,626                0.4
Retailers-General                                3,703,396                1.2
Software & Computer Technology                   6,204,577                1.9
Specialty & Other Finance                        3,489,144                1.1
Support Services                                 6,071,683                1.9
Telecommunications Services                     28,104,855                8.7
Tobacco                                         15,034,577                4.7
Transportation                                  14,536,702                4.5
                                              ------------          ----------

Total Value of Investments                     322,703,318               99.9%
Other assets less liabilities                      206,058                0.1%
                                              ------------          ----------
Net Assets                                    $322,909,376              100.0%
                                              ============          ==========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 5

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002                     BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

ASSETS
       Investments, at value (cost $394,318,205)                                       $  322,703,318
       Cash                                                                                 2,511,776
       Foreign cash, at value (cost $1,182,181)                                             1,216,883
       Receivable for investments sold                                                         29,464
       Dividends and interest receivable                                                    1,021,439
                                                                                       ---------------

       Total Assets                                                                       327,482,880
                                                                                       ---------------

LIABILITIES
       Dividends payable                                                                    4,046,606
       Advisory fee payable                                                                   297,720
       Service fee payable                                                                     42,042
       Other payables                                                                         187,136
                                                                                       ---------------

       Total Liabilities                                                                    4,573,504
                                                                                       ---------------

NET ASSETS                                                                             $  322,909,376
                                                                                       ===============


COMPOSITION OF NET ASSETS
       Paid-in capital                                                                 $  478,191,286
       Undistributed net investment income                                                    454,314
       Accumulated net realized loss on investments and foreign currency transactions     (84,244,265)
       Net unrealized depreciation in value of investments and foreign currencies         (71,491,959)
                                                                                       ---------------
                                                                                       $  322,909,376
                                                                                       ===============


NET ASSET VALUE, PER SHARE

       CLASS I ($4,528,824 / 1,093,994 shares outstanding)                             $         4.14
                                                                                       ---------------

       CLASS III ($318,380,552 / 76,742,289 shares outstanding)                        $         4.15
                                                                                       ---------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 6

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002           BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

INVESTMENT INCOME
       Dividends (net of foreign taxes withheld of $480,319)                             $    6,573,514
       Interest                                                                                  83,587
                                                                                         --------------
          TOTAL INVESTMENT INCOME                                                             6,657,101
                                                                                         --------------

EXPENSES
       Advisory fee                                                                           1,264,479
       Service fee - Class III Shares                                                           178,983
                     Class I   Shares                                                             8,284
       Fund Accounting                                                                          252,896
       Custody - (Note B)                                                                       120,000
       Professional fees                                                                         54,192
       Transfer Agency                                                                           18,064
       Other                                                                                    108,384
                                                                                         --------------
       TOTAL EXPENSES                                                                         2,005,282
       Less - reduction in custody fee due to undertaking by the Manager - (Note B)            (120,000)
                                                                                         --------------
          NET EXPENSES                                                                        1,885,282
                                                                                         --------------

          NET INVESTMENT INCOME                                                               4,771,819
                                                                                         --------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
       Net realized gain(loss) from:
            Investments                                                                     (76,646,884)
            Foreign currency transactions                                                       323,609
                                                                                         --------------
                                                                                            (76,323,275)
                                                                                         --------------
       Net increase in unrealized appreciation (depreciation) on:
            Investments                                                                      (1,925,007)
            Translation of assets and liabilities in foreign currencies                          76,554
                                                                                         --------------
                                                                                             (1,848,453)
                                                                                         --------------

       Net realized and unrealized loss on investments and foreign currency
            transactions                                                                    (78,171,728)
                                                                                         --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                               $  (73,399,909)
                                                                                         ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 7

STATEMENTS OF CHANGES IN NET ASSETS    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

                                                                                   YEAR ENDED        YEAR ENDED
                                                                                   DECEMBER 31,      DECEMBER 31,
                                                                                       2002             2001
                                                                                   -------------    -------------
DECREASE IN NET ASSETS FROM OPERATIONS
       Net investment income                                                       $   4,771,819    $   4,238,863
       Net realized loss from investments and foreign currency transactions          (76,323,275)     (45,838,800)
       Net increase in unrealized depreciation on investments and translation of
            assets and liabilities in foreign currencies                              (1,848,453)     (54,991,909)
                                                                                   -------------    -------------
       Net decrease in net assets from operations                                    (73,399,909)     (96,591,846)
                                                                                   -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

       Net investment income:
            Class I                                                                      (56,736)              --
            Class III                                                                 (3,989,870)        (981,769)
       Taxable distributions in excess of net investment income and net realized gain on investments
            Class I                                                                           --               --
            Class III                                                                         --     (108,725,493)
       Return of capital distributions
            Class I                                                                           --               --
            Class III                                                                         --      (44,432,334)
                                                                                   -------------    -------------
       TOTAL DIVIDENDS AND DISTRIBUTIONS                                              (4,046,606)    (154,139,596)
                                                                                   -------------    -------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
       Net proceeds from shares subscribed:
            Class I                                                                    1,608,739        3,792,517
            Class III                                                                         --               --
       Dividends and distributions reinvested:
            Class I                                                                          --                --
            Class III                                                                        --       154,139,577
       Cost of shares redeemed:
            Class I                                                                          --            (5,309)
            Class III                                                                        --               --
       INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF                       -------------    -------------
            BENEFICIAL INTEREST                                                        1,608,739      157,926,785
                                                                                   -------------    -------------

       TOTAL DECREASE NET ASSETS                                                     (75,837,776)     (92,804,657)

NET ASSETS
       Beginning of year                                                             398,747,152      491,551,809
                                                                                   -------------    -------------
       End of year                                                                 $ 322,909,376    $ 398,747,152
                                                                                   =============    =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 8

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS I SHARE OUTSTANDING:

                                                                                                         For the Period
                                                                                                       August 12, 2001 (a)
                                                                                    Year ended                through
                                                                                 December 31, 2002       December 31, 2001
                                                                                -------------------    -------------------
Net asset value, beginning of period                                                   $5.15                   $5.39
                                                                                -------------------    -------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------
Net investment income                                                                  0.05                     0.01
Net realized and unrealized loss
     on investments and foreign
     currency transactions                                                            (1.01)                   (0.25)
                                                                                -------------------    -------------------
Net decrease in net asset
     value from investment operations                                                 (0.96)                   (0.24)
                                                                                -------------------    -------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------
Dividends from net investment income                                                  (0.05)                      --
Taxable distributions in excess of net investment income
     and net realized gain on investments                                                --                       --
Return of capital distributions                                                          --                       --
                                                                                -------------------    -------------------
      Total Dividends and Distributions                                               (0.05)                      --
                                                                                -------------------    -------------------
Net asset value, end of period                                                         $4.14                   $5.15
                                                                                ===================    ===================


TOTAL RETURN
------------
Total investment return based on net
     asset value (b)                                                                 (18.60%)                 (4.45%)
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period
     (000's omitted)                                                                  $4,529                   $3,617
Ratio of net expenses to average net
     assets (c)                                                                        0.72%                   0.72%*
Ratio of net investment income
      to average net assets                                                            1.20%                   0.27%*
Portfolio turnover rate                                                                 38%                     40%



*     Annualized.
(a)   Commencement of share class.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the annualized net expense percentage for Class I in 2001 would have been approximately 0.74%, and 0.76% in 2002.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  Page 9

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

SELECTED DATA FOR CLASS III SHARE OUTSTANDING:

                                                                                                           For the Period
                                                                                                        November 1, 2000 (a)
                                                                    Year ended           Year ended             through
                                                                December 31, 2002     December 31, 2001    December 31, 2000
                                                               --------------------   ------------------  ------------------
Net asset value, beginning of period                                  $5.15                 $9.65               $10.00
                                                               --------------------   ------------------  ------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income                                                  0.07                  0.06                   --
Net realized and unrealized loss
     on investments and foreign
     currency transactions                                            (1.02)                (1.53)               (0.35)
                                                               --------------------   ------------------  ------------------
Net decrease in net asset
     value from investment operations                                 (0.95)                (1.47)               (0.35)
                                                               --------------------   ------------------  ------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------
Dividends from net investment income                                  (0.05)                (0.02)                  --
Taxable distributions in excess of net investment income
     and net realized gain on investments                                --                 (2.14)                  --
Return of capital distributions                                          --                 (0.87)                  --
                                                               --------------------   ------------------  ------------------
      Total Dividends and Distributions                               (0.05)                (3.03)                  --
                                                               --------------------   ------------------  ------------------
Net asset value, end of period                                        $4.15                 $5.15                $9.65
                                                               ====================   ==================  ==================

TOTAL RETURN

Total investment return based on net
     asset value (b)                                                 (18.41%)             (19.57%)              (3.50%)
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period
     (000's omitted)                                                 $318,380             $395,130             $491,552
Ratio of net expenses to average net
     assets (c)                                                       0.52%                 0.49%               0.69%*
Ratio of net investment income
      to average net assets                                           1.41%                 1.00%               0.00%*
Portfolio turnover rate                                                38%                   40%                  6%


*     Annualized.
(a)   Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the net expense percentage for Class III in 2001 would have been approximately 0.52%, and 0.55% in 2002.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

      Baillie Gifford International Equity Fund, (the "Fund") is a series of Baillie Gifford Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and organized as a Massachusetts business trust under the laws of Massachusetts by an agreement and Declaration of Trust dated June 21, 2000. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At December 31, 2002 shares issued and outstanding were of Class I and Class III shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred. The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

         Investments are carried at value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. The Fund invests in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

         Repurchase Agreements are carried at cost which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

         The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

         Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

         The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At December 31, 2002, the Fund did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

TAXES

         The Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to its shareholders. Therefore, no federal income tax provision is required.

         Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

         The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations.

         At December 31, 2002, the Fund had a capital loss carryforward of $73,000,548 to offset future capital gain net income. Such carryforward, if unused will expire on December 31, 2010. In addition, the Fund generated a post-October net capital loss of $11,243,717, which, if unused, will expire on December 31, 2011.

At December 31, 2002, the components of accumulated earnings (loss) on a tax basis were as follows:

         Undistributed Net Investment Income        467,246
         Undistributed Net Realized Loss        (73,000,548)
         Net Unrealized Appreciation
            (Depreciation) on Investment        (71,614,887)
                                              -------------
         Accumulated Earnings (Loss)          $(144,148,189)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to post-October losses.

         For the year ended December 31, 2002, on the statement of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus accounting principles generally accepted in the United States of America, such as the treatment of foreign currency gains and losses and the mark to market adjustments, a reclassification has been made to increase undistributed net investment income in the amount of $323,609, increase accumulated net realized gain on investments in the amount of $2,149,029 and decrease capital surplus in the amount of $2,472,638.

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

         The Fund is advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager is a registered investment adviser which is a wholly owned subsidiary of Baillie Gifford & Co. Investment decisions made by the Manager for the Fund are made by teams organized for that purpose and no person or persons are primarily responsible for making recommendations to such teams.

         Under the Investment Advisory Agreement, the Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.35% of the Fund's average month end net assets. For the year ended December 31, 2002, the Fund incurred $1,264,479 in Investment Advisory Fees.

         The Fund has adopted a Shareholder Service Plan providing that the Fund may obtain the services of, and compensate for, qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Manager receives a fee at the annualized rate of 0.25% and

0.05% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively. For the year ended December 31, 2002 the Fund incurred $8,284 and $178,983 in Shareholder Servicing Fees for Class I and Class III shares, respectively.

         In April 2001, the Manager voluntarily undertook to pay all custody fees incurred by the Fund. The Fund will remain contractually obligated to pay the custody fees incurred and the Manager reserves the right to terminate such undertaking at any time. For the period from January 1, 2002 to December 31, 2002, the Manager has incurred approximately $120,000 of custody fees on behalf of the Fund.

NOTE C -- INVESTMENT TRANSACTIONS

   Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:

                                    For the Year Ended December 31, 2002
--------------------------------------------------------------------------------
Purchases

     Stocks and debt obligations                                  $144,227,989


Sales

     Stocks and debt obligations                                  $136,973,189



The gross unrealized appreciation and (depreciation) on investments at December31, 2002 is as follows:

Gross Appreciation                                                 $12,552,496
Gross Depreciation                                                 (84,167,383)
                                                                ---------------
     Net Unrealized Depreciation                                  $(71,614,887)
                                                                ===============

         The cost of assets and gross unrealized appreciation (depreciation) at December 31, 2002 for United States federal income tax purposes, is substantially equivalent to the cost of assets and gross unrealized appreciation (depreciation) at December 31, 2002 for financial reporting purposes. The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

                  A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements of more than seven days duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of Fund's net assets would be so invested. At December 31, 2002 the fund did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                        Class I Shares                                  Class III Shares
                                      For the Year Ended                               For the Year Ended
                                      December 31, 2002                                 December 31, 2002
                        -----------------------------------------------    --------------------------------------------
                               Shares                    Amount                  Shares                  Amount
                        ----------------------    ---------------------    --------------------    --------------------
Shares sold                           391,420               $1,608,739                       --                      --

Shares issued in
reinvestment of
dividends and
distributions                              --                       --                       --                      --

Shares redeemed                            --                       --                       --                      --
                        ----------------------    ---------------------    --------------------    --------------------

Net increase                          391,420               $1,608,739                       --                      --
                        ======================    =====================    ====================    ====================


At December 31, 2002, 98.6% of the total shares outstanding were held by one record shareholder.

                          INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders of
Baillie Gifford International Equity Fund:

We have audited the accompanying statement of assets and liabilities of the Baillie Gifford International Equity Fund (the "Fund"), including the portfolio of investments, as of December 31, 2002 and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Baillie Gifford International Equity Fund as of December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein in conformity with accounting principles generally accepted in the United States of America.

     /s/ KPMG LLP

New York, New York
February 14, 2003

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

R. ROBIN MENZIES                         CHAIRMAN OF THE BOARD & PRESIDENT

Mr. Menzies is a director of Baillie Gifford Overseas Limited and a partner of Baillie Gifford & Co. He graduated BA in Engineering and Law from Cambridge University. Aged 50, he joined Baillie Gifford in 1973 and became a partner in 1981. Mr. Menzies is a member of the Institutional Clients Department and has particular responsibility for North American clients.

Mr. Menzies will be in charge of the geographical diversification of the International Equity Fund's and The EAFE Fund's assets. Under Mr. Menzies supervision, investment teams at Baillie Gifford recommend securities selections for each of these Funds.

Mr. Menzies is the only trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Limited.

JOHN G. BARRIE, JR.                      TRUSTEE

Mr. Barrie retired in April 2000 from Dominion Resources, Inc., an electric and gas utility, where he served in a variety of supervisory roles over the course of the thirty-five years, including most recently, Assistant Treasurer.

JOHN M. SMITH                            TRUSTEE

Mr. Smith serves a consultant to the management of, and the board of directors of, the Guardian Mutual Funds in January, 2000. Mr. Smith served in a variety of executive positions with Guardian Life Insurance Company and its affiliates until the end of 1999, including as Executive Vice President of Guardian Life Insurance Company; Executive Vice President and Director of Guardian Insurance and Annuity Company; President and Director of Guardian Investors Services Corp. (broker-dealer and investment adviser); President of GIAC Funds, Inc. (mutual funds); and Director of Guardian Asset Management Corp. and Guardian Baillie Gifford Ltd. (investment advisers).

EDWARD H. HOCKNELL                       VICE PRESIDENT

Mr. Hocknell is a director of Baillie Gifford Overseas Limited and became a partner in Baillie Gifford & Co. in 1998. Aged 42, Mr. Hocknell graduated BA in Classics and Philosophy from Oxford University. He is responsible for North American and UK clients.

Mr. Hocknell will be in charge of the geographical diversification of The Emerging Markets Fund's assets. His decisions to buy and sell securities for the Fund will be made with help from several investment teams at Baillie Gifford.

ALAN PATERSON                            VICE PRESIDENT

Mr. Paterson joined Baillie Gifford in 1993 following five years with KPMG where he qualified as a Chartered Accountant. Aged 34, he is presently Head of the Institutional Clients Accounting Department, which is responsible for the accounting and administration service to Baillie Gifford's institutional clients worldwide.

DICKSON JACKSON                          TREASURER

Mr. Jackson joined Baillie Gifford in 1998 following eight years with The WM Company where he administered and managed both pooled and segregated pension funds as well as presenting performance information to UK Fund Management companies. Aged 31, he is presently responsible for a team of Investment Accountants providing administration services to Baillie Gifford's non-UK institutional clients.

ANGUS N. G. MACDONALD                    SECRETARY

Mr. Macdonald qualified LL.B in Law in 1989 and attained his Diploma in Legal Practice in 1990. Aged 36, he joined Baillie Gifford in 1996 having previously worked as a lawyer in another financial services company and private practice before that. He is presently the Compliance Officer and Counsel for Baillie Gifford Overseas Limited.


Previous positions during the past five years with Baillie Gifford Overseas Limited are omitted, if not materially different from the positions listed.

The address of each trustee and officer of the Trust affiliated with Baillie Gifford Overseas Limited is 1 Rutland Court, Edinburgh, Scotland EH3 8EY.




                                                                         Page 18